Acquisitions and Divestitures - Fair Value Amounts Allocated to Assets Acquired and Liabilities (Detail) - DHC Corporation [Member] ¥ in Millions	Mar. 31, 2023 JPY (¥)
Business Acquisition [Line Items]
Cash and Cash Equivalents	¥ 101,254
Property under Facility Operations	18,790
Trade Notes, Accounts and Other Receivable	11,117
Inventories	17,370
Office Facilities	17,316
Other Assets and other	197,840
Total Assets	363,687
Short-Term Debt	5,000
Trade Notes, Accounts and Other Payable	13,748
Current and Deferred Income Taxes	25,472
Other Liabilities	19,114
Total Liabilities	63,334
Noncontrolling interests	353
Net	¥ 300,000